INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories at March 31, 2015 and 2016 are as follows:

	March 31,
	2015	2016
	(Yen in millions)
Finished goods	¥149,737	¥159,801
Work in process	62,784	63,113
Raw materials and supplies	141,978	104,961

Total	¥354,499	¥327,875